Document and Entity Information	Jun. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000320335
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	GLOBE LIFE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08052
Entity Tax Identification Number	63-0780404
Entity Address, Address Line One	3700 South Stonebridge Drive
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070
City Area Code	(972)
Local Phone Number	569-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	GL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false